REVENUES	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
REVENUES
NOTE 4 - REVENUES

	Six months ended June 30		Three months ended June 30
	2026	2025	2026	2025
	(Unaudited)
	U.S. dollars in thousands

Revenues from the sale of integrated POS devices	62,498	43,790	34,912	24,899
Recurring revenue:
SaaS revenue	65,334	52,982	33,769	27,625
Payment processing fee	101,614	79,927	53,909	43,065
	166,948	132,909	87,678	70,690
Total	229,446	176,699	122,590	95,589